Income tax benefit Income	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income tax benefit Income
Note 13 - Income tax benefit
Income tax benefit recognized in the Consolidated Statement of Loss and Comprehensive Loss is as follows:

	For the year ended December 31,
	2025	2024	2023
Current income tax for the year	(9,261)	(35,585)	(13,725)
Deferred taxes	3,013	42,581	38,810
Withholding taxes	(1,995)	2,170	(15,633)
Other taxes[1]	11,935	—	—
Total	3,692	9,166	9,452
1 - Other taxes consist of compensation for group relief in the UK, for which compensation was made by Polestar Automotive UK Ltd to Polestar Automotive Holding UK PLC during the year ended December 31, 2025. $4,646, $4,758 and $2,531 are related to compensation for the years ended December 31,2025, 2024, and 2023, respectively.
Information regarding current year income tax benefit based on the applicable UK rates are as follows:

	For the year ended December 31,
	2025	2024	2023
Loss before tax for the year	(2,360,923)	(2,059,063)	(1,191,327)
Tax according to the applicable tax rate[1]	590,231	514,766	280,200
Effect of different tax rates in other countries	(129,492)	(76,738)	(25,817)
Operating income/costs, non taxable[2]	100,957	(50,039)	19,924
Withholding tax	(1,995)	2,170	(15,634)
Not recognized tax losses carried forward	(266,812)	(276,790)	(209,739)
Non-recognition of deferred tax assets on other temporary differences	(281,780)	(104,779)	(40,585)
Recognition of deferred taxes previously not recognized	(13,561)	1,228	124
Current tax related to previous year	6,144	(652)	979
Total	3,692	9,166	9,452
1 - The UK rates were 25.0%, 25.0% and 23.5% for the years ended December 31, 2025, 2024, and 2023, respectively.
2 - As of December 31, 2025, main non-taxable income attributable to the fair value changes of the Earn-out rights, corresponding tax $3,872. Within the Group, there are non-deductible expenses such as non-deductible interest expenses in the parent company of corresponding tax $58,591. Other non-deductible items net, including non-taxable income were $155,676.
As of December 31, 2024, main non-taxable income attributable to the fair value changes of the Earn-out rights, corresponding tax $35,115. Within the Group, there are non-deductible expenses such as non-deductible interest expenses in the parent company of corresponding tax $49,513. Other nondeductible items net, including non-taxable income were $35,641.
As of December 31, 2023, main non-taxable income attributable to the fair value changes of the Earn-out rights, corresponding tax $104,233. Within the Group, there are non-deductible expenses such as non-deductible interest expenses in the parent company of corresponding tax $15,300. Other nondeductible items net, including non-taxable income, were $69,009.
Deferred taxes
The composition of recognized deferred tax assets and liabilities is as follows:

	As of December 31,
	2025	2024
Right-of use assets	19,634	31,361
Inventory	10,472	27,209
Provisions for residual value risks	23,456	17,295
Warranty	10,391	12,584
Accruals	20,001	10,759
Tax losses carried forward	22,602	8,340
Tangible assets	10,156	6,309
Other temporary differences	2,157	1,404
Recognized value of deferred tax assets	118,869	115,261
Netting of asset and liability tax positions	(26,524)	(33,707)
Deferred tax assets	92,345	81,554

Lease liability	13,864	27,024
Accruals	(315)	5,374
Inventory	4,817	1,491
Intangible assets	536	448
Tangible assets	8,158	—
Other temporary differences	41	—
Recognized value of deferred tax liabilities	27,101	34,337
Netting of asset and liability tax position	(26,524)	(33,707)
Deferred tax liability	577	630
All changes in deferred tax assets and liabilities have been reported in the Consolidated Statement of Loss and Comprehensive Loss for the years ended December 31, 2025, 2024, and 2023 respectively. Deferred taxes have been calculated by applying the tax rate per jurisdiction.
The Group recognizes deferred tax assets to the extent that the Group believes that the likelihood of recognition is probable. In making such a determination, the Group considers reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies and the results of recent operations.
The deferred tax assets recognized on tax losses carried forward in the current and prior years are primarily attributable to the Group's sales units (the legal entities established in the jurisdictions in which the Group sells Polestar cars) and to Polestar Automotive Holding UK PLC. The Group's transfer pricing model (TP model) is structured such that, by the end of the fiscal year, taxable profits will be generated in the majority of the sales units subject to the TP model, regardless of the Group's consolidated operating results. Polestar Automotive Holding UK PLC is not a sales unit and is not expected to generate taxable profits in the near term. However, its tax losses can be transferred by way of group relief to its indirectly wholly-owned subsidiary, Polestar Automotive UK Ltd, that is a sales unit and in a taxable profit position. With this structure in place, it is probable that future taxable profits are available against which deductible temporary differences can be utilized.
Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used. As of December 31, 2025 and 2024, the Group made the judgement that there is not sufficient, objectively verifiable evidence available which would demonstrate that it is more likely than not that the Group would be able to realize all deferred tax assets in the future. This resulted in deferred tax assets on tax loss carryforwards not being recognized amounting to $1,486,833 and $1,044,029, respectively.
Tax loss carryforwards
Tax loss carryforwards through the year of expiration are as follows:

	As of December 31,
	2025	2024
2026	174,334	2,425
2027	108,272	165,344
2028	136,576	103,696
2029	342,913	143,178
2030	48,193	311,913
2031 onwards	6,316,762	4,229,307
Tax loss carryforwards	7,127,050	4,955,863
The increase in tax losses available for carryforward are mainly attributable to losses incurred as a consequence of the Group scaling its research and development expense to meet the demands of the growing business. As of December 31, 2025, the Group had unused tax losses of $7,127,050. For $7,035,592 of the amount, no deferred tax asset has been recognized due to unpredictability of future profit streams in Sweden and China.
As of December 31, 2025 and 2024, tax losses in Sweden of $6,184,311 and $4,031,242 respectively, have an indefinite carryforward period. As of December 31, 2025 and 2024, tax losses in China of $851,281 and $885,091, respectively, have a five-year carryforward period.
In addition to the losses referred to above, the Group also had deferred tax assets arising on other temporary differences of $854,371 and $574,087 as of December 31, 2025 and 2024, respectively, where no deferred tax assets have been recognized.
Pillar Two
The Pillar Two legislation has been enacted or substantively enacted in several of the jurisdictions in which the Polestar Group operates. The legislation is effective for the Group's financial year beginning January 1, 2024. The Group is in scope of the enacted or substantively enacted legislation and has performed an assessment of the Group's potential exposure to Pillar Two income taxes for the current year ending on December 31, 2025.
The assessment of the exposure to Pillar Two income taxes is based on the Group's Consolidated Financial Statements for the current year. Based on the assessment performed, the transitional safe harbor relief applies for most jurisdictions, with the exception of Denmark, Ireland, Luxembourg, Portugal and Spain. The full effective tax rate ("ETR") calculation for Spain results in an ETR lower than 15%. For the remaining four jurisdictions, the ETR calculation results in an ETR above 15%.
The Group's Pillar Two income tax expense relates to profits earned in Spain, totaling $2.
The Group has determined that the Pillar Two income tax – which it is required to pay under Pillar Two legislation – is an income tax in scope of IAS 12. The Group has applied a temporary mandatory relief from deferred tax accounting. Any Pillar Two income taxes are accounted for as current taxes.